Income and expenses - Plan Awards (Details) - Ferroglobe PLC Equity Incentive Plan	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of service condition	3 years		4 years	3 years	3 years	3 years
Outstanding at beginning of the period	4,359,436	3,411,974
Granted during the period	848,710	1,307,934
Exercised during the period	(208,076)	(309,462)
Expired/forfeited during the period | shares	(1,198,364)	(51,010)
Outstanding at end of the period	3,801,706	4,359,436	3,411,974
Exercisable as of December 31, 2020	344,385